Byron F. Egan (214) 953-5727 began@jw.com

October 5, 2004

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Preliminary Proxy Materials Related to a Special Meeting of Shareholders of GAINSCO, INC.

Ladies and Gentlemen:

     On behalf of GAINSCO, INC., a Texas corporation (“GAINSCO”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, there are submitted herewith for filing GAINSCO’s preliminary Proxy Statement and Management’s form of Proxy relating to a Special Meeting of Shareholders of GAINSCO scheduled to be held on December 8, 2004. GAINSCO expects to first mail the Proxy Statement and Proxy to its shareholders on or about October 20, 2004.

     Please address any questions or comments you may have with respect to the Proxy Statement to either the undersigned Byron F. Egan at (214) 953-5727 or Michael Taten at (214) 953-5931. Thank you for your assistance.

Very truly yours, JACKSON WALKER L.L.P.
By:	/s/ Byron F. Egan
Byron F. Egan

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